American Funds Insurance Series® Prospectus Supplement October 1, 2023 (for Class 1, Class 1A, Class 2 and Class 4 shares prospectuses each dated May 1, 2023, as supplemented to date)

The following is added to the subsection titled “Management and organization – The Capital SystemTM for the underlying funds” in the “Management and organization” section of the prospectus:

Bradley J. Vogt no longer manages money in the fund.

Keep this supplement with your prospectus.

Lit. No. INA8BS-129-1023O CGD/8024-S98708

American Funds Insurance Series® Target Date Series Prospectus Supplement October 1, 2023 (for Class 1, Class 1A, Class 2 and Class 4 shares prospectuses each dated May 1, 2023)

The following is added to the subsection titled “The Capital SystemTM for the underlying funds” in the “Management and organization” section of the prospectus:

Bradley J. Vogt no longer manages money in the fund.

Keep this supplement with your prospectus.

Lit. No. INA8BS-131-1023O CGD/8024-S98710

American Funds Insurance Series®

Statement of Additional

Information Supplement

October 1, 2023

(for Class 1, Class 1A, Class 2, Class 3 and Class 4 shares statement of additional information dated May 1, 2023, as supplemented to date)

The table under the heading “Portfolio manager fund holdings and management of other accounts” in the “Management of the Series” section is amended solely with respect to the fund listed below to read as follows:

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[1,2]
Capital Income Builder
Aline Avzaradel	2	$203.7	5	$1.62	None
Alfonso Barroso	5	$227.9	5	$2.00	None
Grant L. Cambridge	3	$289.9	9	$3.66	113	$12.32
Charles E. Ellwein	4	$220.5	3	$1.35	None
David A. Hoag	7	$413.8	4	$9.42	None
Winnie Kwan	5	$173.5	3	$1.21	1	$0.06
James B. Lovelace	4	$291.3	6	$2.19	None
Fergus N. MacDonald	8	$235.4	4	$1.18	None
Caroline Randall	2	$218.9	3	$0.95	None
Steven T. Watson	6	$228.1	8	$16.71	759[6]	$25.60
Philip Winston	6	$110.9	11	$6.18	876[3]	$23.67

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-130-1023O CGD/8024-S98709

American Funds Insurance Series®
Target Date Series

Statement of Additional
Information Supplement

October 1, 2023

(for Class 1, Class 1A, Class 2 and Class 4 shares
statement of additional information dated May 1, 2023)

The table under the heading “Investment professional fund holdings and management of other accounts” in the “Management of the Series” section is amended to read as follows:

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[1,2]
Michelle J. Black	18	$295.6	1	$8.43	None
David A. Hoag	7	$414.4	5	$9.51	None
Samir Mathur	18	$295.6	1	$8.43	None
Wesley K. Phoa	18	$295.6	1	$8.43	None
Jessica C. Spaly	4	$399.0	6	$10.04	None
Shannon Ward	7	$375.6	7	$10.19	1[3]	$0.24

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-132-1023O CGD/8024-S98711